Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Share capital and premium related to the share capitals

Note 15. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Capital increase of Cellectis	1,514	139,256	28,000,000
Derecognition of AZ SIA derivative		(57,330)
Transaction costs related to capital increase		(207)
Vesting of free shares granted to employees and directors	19		342,434
Non-cash stock-based compensation expense		1,717	-
Other movements		(76)	-
Balance as of June 30, 2024	5,897	606,146	100,093,635	0.05

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss (1)		(62,999)
Vesting of free shares granted to employees and directors (2)	13	3	231,356
Non-cash stock-based compensation expense	-	2,258	-
Balance as of June 30, 2025	5,902	433,549	100,325,229	0.05

Capital evolution during the six-month period ended June 30, 2025

(1)
The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million of euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.

(2)
During the six-month period ended June 30, 2025, 231,356 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions.